WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 62.6%
	ARGENTINA — 2.4%
11,317	Despegar.com Corp.*	$140,331
733	Globant S.A.*	145,236
		285,567
	BRAZIL — 7.8%
21,090	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	349,971
19,900	Embraer S.A.*	175,230
152	Localiza Rent a Car S.A.	1,144
22,269	NU Holdings Ltd. - Class A*	303,972
21,200	TOTVS S.A.	111,143
		941,460
	CANADA — 2.2%
5,281	Celestica, Inc.*	269,965
	INDIA — 11.5%
54,465	Bharat Electronics Ltd.	185,295
11,356	Elecon Engineering Co., Ltd.	94,865
24,325	Eureka Forbes Ltd.*	164,902
15,178	ICICI Bank Ltd.	230,564
11,979	Intellect Design Arena Ltd.	137,528
7,671	Kotak Mahindra Bank Ltd.	169,707
7,290	Phoenix Mills Ltd.	160,556
73,158	Zomato Ltd.*	238,589
		1,382,006
	INDONESIA — 3.2%
300,700	Bank Central Asia Tbk P.T.	205,068
390,800	Bank Mandiri Persero Tbk P.T.	178,751
		383,819
	KAZAKSTAN — 0.7%
772	Kaspi.KZ JSC - ADR	81,824
	MEXICO — 4.0%
70,200	Becle S.A.B. de C.V.	110,630
11,988	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	101,292
14,500	Qualitas Controladora S.A.B. de C.V.	113,386
15,500	Regional S.A.B. de C.V.	89,985
21,200	Wal-Mart de Mexico S.A.B. de C.V.	63,708
		479,001
	PERU — 1.6%
1,075	Credicorp Ltd.	194,543

WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	POLAND — 2.8%
12,321	Allegro.eu S.A.*	$111,430
11,786	InPost S.A.*	222,234
		333,664
	SAUDI ARABIA — 3.5%
6,704	Aldrees Petroleum and Transport Services Co.	238,751
3,245	Bupa Arabia for Cooperative Insurance Co.	179,230
		417,981
	SINGAPORE — 4.0%
42,379	Grab Holdings Ltd. - Class A*	161,040
3,466	Sea Ltd. - ADR*	326,774
		487,814
	SOUTH AFRICA — 1.6%
1,113	Capitec Bank Holdings Ltd.	196,124
	SOUTH KOREA — 5.7%
9,698	Coupang, Inc.*	238,086
491	HD Hyundai Marine Solution Co., Ltd.	38,936
3,577	Shinhan Financial Group Co., Ltd.	151,811
1,964	SK Hynix, Inc.	262,227
		691,060
	TAIWAN — 9.8%
4,000	Jentech Precision Industrial Co., Ltd.	163,683
4,220	MediaTek, Inc.	156,684
28,487	Taiwan Semiconductor Manufacturing Co., Ltd.	861,456
		1,181,823
	UNITED KINGDOM — 1.8%
52,634	Baltic Classifieds Group PLC	213,210
	TOTAL COMMON STOCKS
	(Cost $6,152,653)	7,539,861

WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 13.8%
$1,661,888	UMB Bank, Money Market Special II, 4.68%[1]	$1,661,888
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $1,661,888)	1,661,888
	TOTAL INVESTMENTS — 76.4%
	(Cost $7,814,541)	9,201,749
	Other Assets in Excess of Liabilities — 23.6%	2,848,355
	TOTAL NET ASSETS — 100.0%	$12,050,104

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.